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                              GARTMORE MUTUAL FUNDS
               Gartmore Bond Fund (formerly Nationwide Bond Fund)
    Gartmore Tax-Free Income Fund (formerly Nationwide Tax-Free Income Fund) Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund)
                      Gartmore Morley Enhanced Income Fund
                (formerly Nationwide Morley Enhanced Income Fund)
       Gartmore Money Market Fund (formerly Nationwide Money Market Fund)

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                   Prospectus Supplement dated October 1, 2002
                      to Prospectus dated January 25, 2002
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Effective  July 1, 2002, the following expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) were adopted for each of the classes of the following Funds:


                                                                                  EXPENSE          PROSPECTUS  PAGE,
             FUND  NAME                           SHARE  CLASSES               LIMITATION CAP      FOOTNOTE NUMBER
------------------------------------  ---------------------------------------  --------------  ----------------------
Gartmore Government Bond Fund. . . .  A, B, C, D                                    0.79%         Page 11, Footnote 7
Gartmore Morley Enhanced Income Fund  A, Institutional Service, Institutional       0.45%         Page 14, Footnote 5



Effective October 1, 2002, the disclosure of the Prospectus regarding shares of the Gartmore Money Market Fund is hereby amended to reflect the following:

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There  are no sales charges to purchase or sell shares of the Money Market Fund.

                                                         SERVICE    INSTITUTIONAL
ANNUAL FUND OPERATING EXPENSES                 PRIME      CLASS         CLASS
(DEDUCTED FROM FUND ASSETS)                    SHARES    SHARES        SHARES
---------------------------------------------  -------   -------       -------
Management Fees . . . . . . . . . . . . . . .    0.39%    0.39%       0.39%
---------------------------------------------  -------    -------     -------
Distribution and Service (12b1)Fees . . . . .  None       0.15%       None
---------------------------------------------  -------    -------     -------
Other Expenses1 . . . . . . . . . . . . . . .    0.30%    0.45%       0.20%
---------------------------------------------  -------    -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . .    0.69%2   0.99%3      0.59%2
---------------------------------------------  -------    -------     -------
Amount of Fee Waivers/Expense Reimbursements.  N/A         0.24%      N/A
---------------------------------------------  -------    -------     -------
NET EXPENSES AFTER WAIVERS. . . . . . . . . .  N/A         0.75%3     N/A
---------------------------------------------  -------    -------     -------

---------------
1 "Other Expenses" have been restated to reflect revised fees for fund administration, transfer agency and custody services and other fee changes implemented for the current fiscal year.

2 Gartmore Mutual Fund Capital Trust (GMF) and the Fund have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each Class at least through September 30, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

3 GMF and the Fund have also entered into a written contract limiting Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% for the Service Class at least through July 1, 2003. The Fund is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.